Financial investments - Summary of financial investments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial investments	S/ 24,547,294	S/ 24,277,115
Accrued income	24,547,294	24,277,115
Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	17,629,787	17,902,352
Accrued income	291,488	251,140
Investments at amortized cost [member]
Disclosure of financial assets [line items]
Financial investments	3,225,174	2,650,930
Accrued income	70,856	56,368
Investments at fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial investments	2,706,271	2,042,777
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial investments	623,718	1,373,548
Total financial investments [member]
Disclosure of financial assets [line items]
Financial investments	S/ 24,184,950	S/ 23,969,607